EQUITY (Details 1) - $ / shares	6 Months Ended		12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected average volatility			0.00%
Expected dividend yield	0.00%		0.00%
Risk-free interest rate			0.00%
Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected term	1 month 6 days
Expected average volatility	49.00%
Risk-free interest rate	0.98%
Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected term	4 years 11 months 5 days
Expected average volatility	350.00%
Risk-free interest rate	2.66%
Warrant
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Exercise price				$ 0.00	$ 0.00
Expected term		1 year		0 years	0 years
Expected average volatility				0.00%	0.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate				0.00%	0.00%
Warrant | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Exercise price	$ 0.65	$ 1.25	$ 1.25
Expected term	3 years		1 year
Expected average volatility	176.00%	196.00%	187.00%
Risk-free interest rate	1.46%	0.66%	0.66%
Warrant | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Exercise price	$ 2.60	$ 3.25	$ 3.25
Expected term	5 years		5 years
Expected average volatility	189.00%	216.00%	216.00%
Risk-free interest rate	2.66%	0.90%	1.84%